PROPERTY 10K (Details) (USD $)	3 Months Ended		12 Months Ended												12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended						12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2013 Lake Charles Facility [Member]	Dec. 31, 2012 Lake Charles Facility [Member]	Dec. 31, 2009 Lake Charles Facility [Member]	Mar. 31, 2014 Land [Member]	Dec. 31, 2013 Land [Member]	Dec. 31, 2012 Land [Member]	Mar. 31, 2014 Furniture and Fixtures [Member]	Dec. 31, 2013 Furniture and Fixtures [Member]	Dec. 31, 2012 Furniture and Fixtures [Member]	Dec. 31, 2013 Furniture and Fixtures [Member] Minimum [Member]	Dec. 31, 2013 Furniture and Fixtures [Member] Maximum [Member]	Mar. 31, 2014 Plant [Member]	Dec. 31, 2013 Plant [Member]	Dec. 31, 2012 Plant [Member]	Dec. 31, 2013 Plant [Member] Minimum [Member]	Dec. 31, 2013 Plant [Member] Maximum [Member]	Mar. 31, 2014 Computer and Software [Member]	Dec. 31, 2013 Computer and Software [Member]	Dec. 31, 2012 Computer and Software [Member]	Dec. 31, 2013 Computer and Software [Member] Minimum [Member]	Dec. 31, 2013 Computer and Software [Member] Maximum [Member]	Mar. 31, 2014 Leasehold Improvements [Member]	Dec. 31, 2013 Leasehold Improvements [Member]	Dec. 31, 2012 Leasehold Improvements [Member]	Dec. 31, 2013 Leasehold Improvements [Member] Minimum [Member]	Dec. 31, 2013 Leasehold Improvements [Member] Maximum [Member]	Mar. 31, 2014 Machinery and Equipment [Member]	Dec. 31, 2013 Machinery and Equipment [Member]	Dec. 31, 2012 Machinery and Equipment [Member]	Dec. 31, 2013 Machinery and Equipment [Member] Lake Charles Facility [Member]	Dec. 31, 2013 Machinery and Equipment [Member] Minimum [Member]	Dec. 31, 2013 Machinery and Equipment [Member] Maximum [Member]	Mar. 31, 2014 Construction in Progress [Member]	Dec. 31, 2013 Construction in Progress [Member]	Dec. 31, 2012 Construction in Progress [Member]	Dec. 31, 2013 Idled Facility [Member] Lake Charles Facility [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 43,185,000		$ 39,228,000		$ 40,890,000	$ 3,800,000			$ 388,000	$ 382,000	$ 403,000	$ 562,000	$ 553,000	$ 358,000			$ 15,012,000	$ 14,582,000	$ 14,362,000			$ 1,502,000	$ 1,437,000	$ 1,407,000			$ 394,000	$ 200,000	$ 189,000			$ 15,740,000	$ 14,557,000	$ 15,053,000				$ 9,587,000	$ 7,517,000	$ 9,118,000
Less accumulated depreciation	15,381,000		14,270,000		12,433,000
Property, net	27,804,000		24,958,000		28,457,000																														400,000
Estimated useful lives															5 years	10 years				25 years	30 years				3 years	5 years				3 years	7 years					5 years	10 years
Impairment of property, plant and equipment	0	300,000	300,000	[1]	1,069,000	300,000	1,100,000	2,300,000
Net book value of idled facility																																									$ 1,000,000

[1]	Machinery and equipment not currently in use was evaluated for impairment and as a result was written down to estimated fair value in the first quarter of 2013 and the second quarter of 2012. Fair value is an estimate of net realizable value comprised of an estimate of proceeds from sale, based on an internal evaluation of market conditions, less estimated costs to sell. The estimate of net realizable value is subject to change.